Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
CASH PROVIDED BY OPERATING ACTIVITIES	$ 3,535	$ 5,066
Cash from operations before working capital changes	4,022	4,559
Net earnings	700	1,282
Depreciation and amortization	2,339	2,169
Share-based compensation (Note 5)	37	(14)
(Recovery of) provision for deferred income tax	31	7
Other long-term assets, liabilities and miscellaneous (Note 16)	311	197
(Reversal of) impairment of assets	530	774
Adjustments For Undistributed Profits Of Investments Accounted For Using Equity Method Net Of Dividends	(8)	117
Loss related to Financial Instruments in Argentina	35	92
Long-term income tax receivable and payables	47	(65)
Receivables	(224)	879
Payables and accrued charges	(323)	(1,748)
Adjustments for Decrease Increase in Inventories, Prepaid Expenses and Other Current Assets	60	1,376
INVESTING ACTIVITIES
CASH USED IN INVESTING ACTIVITIES	(2,133)	(2,958)
Capital Expenditure	(2,154)	(2,600)
Additions to intangible assets	129	185
Purchase of property, plant and equipment, classified as investing activities	2,025	2,415
Business acquisitions, net of cash acquired (Note 25)	(21)	(153)
Other	83	(40)
Net Changes In Non Cash Working Capital	27	(22)
Purchase of Proceeds from Investments Held within three months	44	(112)
Purchase of Investment	(112)	(31)
FINANCING ACTIVITIES
CASH USED IN FINANCING ACTIVITIES	(1,453)	(2,061)
(Repayment of) proceeds from short-term debt, net (Note 17)	(142)	(458)
Proceeds from long-term debt (Note 18)	1,022	1,500
Repayment of long-term debt (Note 18)	(659)	(648)
Repayment of principal portion of lease liabilities (Note 18, 19)	(402)	(375)
Dividends paid (Note 23)	(1,060)	(1,032)
Repurchase of common shares (Note 23)	(184)	(1,047)
Issuance of common shares (Note 23)	18	33
Other financing activities	(46)	(34)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(37)	(7)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(88)	40
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	941	901
CASH AND CASH EQUIVALENTS - END OF YEAR	853	941
Cash and cash equivalents comprised of:
Cash	741	909
Short-term investments	112	32
Cash and Cash equivalents total	853	941
SUPPLEMENTAL CASH FLOWS DISCLOSURES
Interest paid	740	729
Income taxes paid	321	1,764
Total cash outflow for leases	$ 558	$ 501